ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivables	4,762,291,432	5,692,976,209
Allowance for doubtful accounts	(264,656,904)	(256,605,518)
Accounts receivable, net	4,497,634,528	5,436,370,691

Schedule of Movement of Allowance for Doubtful Accounts
	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	335,713,383	376,574,061	264,656,904
Addition	274,128,700	147,474,390	149,029,546
Write-off	(41,816,165)	-	-
Reversal	(191,451,857)	(259,391,547)	(157,080,932)
At end of year	376,574,061	264,656,904	256,605,518